Consolidated Statements of Partners' Capital (USD $) In Thousands, unless otherwise specified	Total	Limited Partners Common	Limited Partners Subordinated	General Partner	Parent Net Investment
Balance at Dec. 31, 2009	$ 102,656				$ 102,656
Increase (Decrease) in Partners' Capital
Net income	19,241				19,241
Balance at Dec. 31, 2010	125,523				125,523
Increase (Decrease) in Partners' Capital
Net income	32,589				32,589
Balance at Dec. 31, 2011	173,633				173,633
Increase (Decrease) in Partners' Capital
Net income	11,123				11,123
Balance at Mar. 31, 2012	184,756				184,756
Balance at Dec. 31, 2011	173,633				173,633
Increase (Decrease) in Partners' Capital
Net income	23,246				23,246
Balance at Jul. 02, 2012
Balance at Dec. 31, 2011	173,633
Increase (Decrease) in Partners' Capital
Capital contribution	4,244			4,244
Equity-based compensation plans	535	535
Net income	55,306
Distributions to unitholders	(12,386)	(6,069)	(6,069)	(248)
Balance at Dec. 31, 2012	471,213	310,679	148,397	12,137
Balance at Jul. 02, 2012
Increase (Decrease) in Partners' Capital
Net income	32,060	15,710	15,710	640
Balance at Dec. 31, 2012	471,213	310,679	148,397	12,137
Increase (Decrease) in Partners' Capital
Capital contribution	1,105			1,105
Equity-based compensation plans	353	353
Net income	22,230	10,893	10,893	444
Distributions to unitholders	(12,386)	(6,069)	(6,069)	(248)
Balance at Mar. 31, 2013	$ 482,515	$ 315,856	$ 153,221	$ 13,438